Loan Receivables, Net (Details) - Schedule of Loan Receivables, Net (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Loan Receivables, Net [Abstract]
Loan to a third party interest receivable	$ 26